Note 17. Restructuring Charges	12 Months Ended
Oct. 31, 2012
Restructuring and Related Activities Disclosure [Text Block]
17.    Restructuring Charges, Net

During the fourth quarter of fiscal 2012, Nordion announced a strategic realignment of the business designed to focus on improving the execution of Nordion’s business strategy. As a result of this strategic alignment the Company recorded a restructuring charge of $2.6 million (2011 - $nil; 2010 - $nil) relating to workforce reductions for the year ended October 31, 2012.

During the first quarter of fiscal 2012, the Company signed a lease termination agreement and paid a $2.5 million (C$2.5 million) early termination penalty for approximately 70% of its former Toronto office space. As a result, during the year ended October 31, 2012 the Company recorded a $0.7 million net recovery in the first quarter of fiscal 2012.

As of October 31, 2012, the restructuring provision of $3.6 million (October 31, 2011 ― $7.6 million) is included in accrued liabilities (Note 10) and other long-term liabilities (Note 13) in the consolidated statements of financial position. The majority of the workforce reduction provision is expected to be utilized during fiscal 2013 with a portion of the provision remaining until the first quarter of fiscal 2014. The Company has completed its activities associated with the fiscal 2011 and 2010 restructuring plans and has utilized substantially all of the related prior year provisions. The remaining contract cancellation recovery provision relates to future rental payments related to the Company’s remaining former corporate office space in Toronto, which may extend over 2 years.

The table below provides an analysis of the Company’s restructuring activities related to its continuing operations until October 31, 2012.

	Expenses				Cumulative Activities		Balance as of October 31
	2012	2011	2010	Total	Cash	Non- Cash	2012
Workforce reductions	$2,557	$1,217	$42,161	$45,935	$(42,174)	$(1,074)	$2,687
Contract cancellation (recovery) charges	(776)	375	7,175	6,774	(7,042)	1,225	957
Other	-	-	13,195	13,195	(13,181)	(14)	-
Restructuring charges, net	$1,781	$1,592	$62,531	$65,904	$(62,397)	$137	$3,644